CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Dec. 04, 2012	Nov. 29, 2011	Jun. 05, 2012	Jun. 05, 2012	May 31, 2011	Jun. 01, 2010
Operating activities:
Net (loss)/income	$ (12,469)	$ 1,092	$ (188)	$ (188)	$ 46,878	$ 45,344
Adjustments to reconcile net (loss)/income to net cash provided by operating activities:
Depreciation	30,512	32,700	65,297	65,297	62,878	63,767
Amortization of intangibles	1,691	1,036		2,314	1,477	652
Deferred income taxes	(21,407)	(211)		(20,207)	(1,486)	19,516
Loss on impairments, including disposition of assets	18,756	1,028		13,772	6,916	3,059
Share-based compensation expense	1,609	3,528		5,914	7,863	7,266
Excess tax benefits from share-based compensation	(11)	(24)		(36)	(599)
Amortization of deferred gain on sale leaseback transactions	(331)	0		(78)
Other	490	305		1,476	708	1,941
Changes in operating assets and liabilities:
Receivables	(2,071)	(1,292)		1,296	265	(2,748)
Inventories	(10,315)	(3,929)		5,524	(2,453)	(7,788)
Income taxes	(985)	(601)		2,240	(4,126)	9,681
Prepaid and other assets	91	2,699		(799)	(1,013)	(2,281)
Accounts payable, accrued and other liabilities	(4,951)	654		18,173	4,516	(203)
Net cash provided by operating activities	609	36,985	112,251	112,251	116,292	140,264
Investing activities:
Purchases of property and equipment	(18,505)	(20,664)	(37,966)	(37,966)	(26,684)	(17,672)
Proceeds from sale-leaseback transactions, net	30,408	0	21,150	21,150
Proceeds from disposal of assets	2,085	1,527	5,994	5,994	6,741	5,479
Insurance proceeds from property claims	0	1,548		1,548
Reductions/(increases) in Deferred Compensation Plan assets	498	(76)		244	535	694
Other, net	(372)	(217)		(641)	(827)	2,060
Net cash provided/(used) by investing activities	14,114	(17,882)	(33,755)	(33,755)	(24,492)	(9,439)
Financing activities:
Net proceeds from revolving credit facility	0	5,000	(177,000)	(177,000)	(67,900)	(115,300)
Principal payments on long-term debt	(17,485)	(6,645)	(85,557)	(85,557)	(23,437)	(88,841)
Stock repurchases	(20,012)	(18,441)	(18,441)	(18,441)
Proceeds from exercise of stock options	173	123	355	355	1,903
Excess tax benefits from share-based compensation	11	24	36	36	599
Net cash provided/(used) by financing activities	(37,313)	(19,939)	(40,034)	(40,034)	(91,647)	(131,016)
(Decrease)/increase in cash and cash equivalents	(22,590)	(836)	38,462	38,462	153	(191)
Cash and cash equivalents:
Beginning of year	48,184	9,722		9,722	9,569	9,760
End of year	25,594	8,886	48,184	48,184	9,722	9,569
Cash paid for:
Interest, net of amount capitalized	12,806	8,640		21,505	12,442	18,944
Income taxes, net	3,517	1,151		3,053	8,924	(14,100)
Significant non-cash investing and financing activities:
Retirement of fully depreciated assets	38,490	5,168		32,137	15,830	27,491
Reclassification of properties to assets held for sale	$ 763	$ 2,705		$ 8,806	$ 3,405	$ (8,175)